Segment information - Non-current assets by location (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current assets	€ 796,269,000	€ 495,807,000
Property, Plant and Equipment, Intangible Assets and Goodwill
Disclosure of geographical areas [line items]
Non-current assets	357,770,000	323,784,000	€ 370,420,000
Property, Plant and Equipment, Intangible Assets and Goodwill | Belgium
Disclosure of geographical areas [line items]
Non-current assets	95,686,000	56,209,000	72,087,000
Property, Plant and Equipment, Intangible Assets and Goodwill | France
Disclosure of geographical areas [line items]
Non-current assets	5,000	1,438,000	20,397,000
Property, Plant and Equipment, Intangible Assets and Goodwill | The Netherlands
Disclosure of geographical areas [line items]
Non-current assets	239,454,000	251,230,000	255,461,000
Property, Plant and Equipment, Intangible Assets and Goodwill | Switzerland
Disclosure of geographical areas [line items]
Non-current assets	92,000	3,247,000	4,962,000
Property, Plant and Equipment, Intangible Assets and Goodwill | Spain
Disclosure of geographical areas [line items]
Non-current assets			3,037,000
Property, Plant and Equipment, Intangible Assets and Goodwill | United States of America
Disclosure of geographical areas [line items]
Non-current assets	€ 22,533,000	€ 11,660,000	12,729,000
Property, Plant and Equipment, Intangible Assets and Goodwill | Other Countries
Disclosure of geographical areas [line items]
Non-current assets			€ 1,747,000